DEBT AND CREDIT FACILITIES	12 Months Ended
Dec. 31, 2021
DEBT AND CREDIT FACILITIES
DEBT AND CREDIT FACILITIES

21. DEBT AND CREDIT FACILITIES

Debt and credit facilities are comprised of the following:

Short-Term Debt

	December 31	December 31
($ millions)	2021	2020
Commercial paper(1)	1 284	3 566
(1)	The commercial paper is supported by a revolving credit facility with a syndicate of lenders. The company is authorized to issue commercial paper to a maximum of $5.0 billion having a term not to exceed 365 days. The weighted average interest rate as at December 31, 2021 was 0.33% (December 31, 2020 - 0.39%).

Long-Term Debt

	December 31	December 31
($ millions)	2021	2020
Fixed-term debt(2)(3)
3.10% Series 5 Medium Term Notes, due 2021	-	748
9.25% Debentures, due 2021 (US$300)	-	389
9.40% Notes, due 2021 (US$220)(4)(5)	-	281
4.50% Notes, due 2022 (US$182)(4)	231	224
2.80% Notes, due 2023 (US$450)	569	574
3.60% Notes, due 2024 (US$750)	-	953
3.10% Notes, due 2025 (US$550)	696	701
3.00% Series 5 Medium Term Notes, due 2026	699	699
7.875% Debentures, due 2026 (US$275)	359	364
8.20% Notes, due 2027 (US$59)(4)	78	79
7.00% Debentures, due 2028 (US$250)	320	323
3.10% Series 6 Medium Term Notes, due 2029	748	748
5.00% Series 7 Medium Term Notes, due 2030	1 247	1 247
7.15% Notes, due 2032 (US$500)	631	637
5.35% Notes, due 2033 (US$300)	355	356
5.95% Notes, due 2034 (US$500)	630	636
5.95% Notes, due 2035 (US$600)	731	736
5.39% Series 4 Medium Term Notes, due 2037	599	599
6.50% Notes, due 2038 (US$1 150)	1 451	1 464
6.80% Notes, due 2038 (US$900)	1 156	1 167
6.85% Notes, due 2039 (US$750)	946	953
6.00% Notes, due 2042 (US$152)(4)	149	149
4.34% Series 5 Medium Term Notes, due 2046	300	300
4.00% Notes, due 2047 (US$750)	945	952
3.95% Series 8 Medium Term Notes, due 2051	493	-
3.75% Notes, due 2051 (US$750)	945	-
Total unsecured long-term debt	14 278	15 279

Lease liabilities(6)	2 850	2 908
Deferred financing costs	(58)	(54)
	17 070	18 133
Current portion of long-term debt and lease liabilities
Lease liabilities	(310)	(272)
Long-term debt	(231)	(1 413)
	(541)	(1 685)
Total long-term lease liabilities	2 540	2 636
Total long-term debt	13 989	13 812
(2)	The value of debt includes the unamortized balance of premiums or discounts.
(3)	Certain securities are redeemable at the option of the company.
(4)	Debt acquired through the acquisition of Canadian Oil Sands Limited (COS).
(5)	Subsequent to the acquisition of COS, Moody’s Investors Service downgraded COS long-term senior debt rating from Baa3 (negative outlook) to Ba3 (stable outlook). This triggered a change in the coupon rate of the note from 7.9% to 9.4%.
(6)	Interest rates range from 0.4% to 14.2% and maturity dates range from 2022 to 2062.

Subsequent to the fourth quarter of 2021, the company completed an early redemption of its outstanding US$182 million 4.50% notes, originally scheduled to mature in the second quarter of 2022.

During the fourth quarter of 2021, the company repaid its US$300 million (book value of $371 million) senior unsecured notes at maturity with a coupon of 9.25%, for US$314 million ($388 million), including US$14 million ($17 million) of accrued interest.

In the third quarter of 2021, the company completed an early redemption of its US$750 million (book value of $951 million) senior unsecured notes with a coupon interest of 3.60% originally scheduled to mature on December 1, 2024, for US$822 million ($1.0 billion), including US$9 million ($11 million) of accrued interest, resulting in a debt extinguishment loss of $80 million ($60 million after tax).

On March 4, 2021, the company issued US$750 million of senior unsecured notes maturing on March 4, 2051. The notes have a coupon of 3.75% and were priced at US$99.518 per US$100 principal amount for an effective yield of 3.777%. The company also issued $500 million of senior unsecured Series 8 medium-term notes on March 4, 2021, maturing on March 4, 2051. The notes have a coupon of 3.95% and were priced at $98.546 per $100 principal amount for an effective yield of 4.034%. Interest on the 3.75% and 3.95% notes is paid semi-annually.

In the first quarter of 2021, the company completed an early redemption of its $750 million senior unsecured Series 5 medium-term notes with a coupon of 3.10%, originally scheduled to mature on November 26, 2021, for $770 million, including $8 million of accrued interest, resulting in a debt extinguishment loss of $12 million ($9 million after-tax). The company also completed an early redemption of its US$220 million (book value of $278 million) senior unsecured notes with a coupon of 9.40%, originally scheduled to mature on September 1, 2021, for US$230 million ($290 million), including US$2 million ($2 million) of accrued interest, resulting in a debt extinguishment loss of $10 million ($8 million after-tax).

In 2020, the company issued $1.25 billion of senior unsecured Series 7 Medium Term Notes maturing on April 9, 2030. The Series 7 Medium Term Notes have a coupon of 5.00% and were priced at $99.697 per $100 principal amount for an effective yield of 5.039%. Interest on the Series 7 Medium Term Notes is paid semi-annually.

In 2020, the company issued US$450 million of senior unsecured notes maturing on May 15, 2023. The notes have a coupon of 2.80% and were priced at US$99.903 per US$100 principal amount for an effective yield of 2.834%. The company also issued US$550 million of senior unsecured notes in 2020 maturing on May 15, 2025. The notes have a coupon of 3.10% and were priced at US$99.949 per US$100 principal amount for an effective yield of 3.111%. Interest on the 2.80% and 3.10% notes is paid semi-annually.

Scheduled Debt Repayments

Scheduled principal repayments as at December 31, 2021 for lease liabilities, short-term debt and long-term debt are as follows:

($ millions)	Repayment
2022	1 816
2023	828
2024	232
2025	907
2026	1 244
Thereafter	13 482
18 509

Credit Facilities

In the second quarter of 2021, the company reduced the size of each tranche of its syndicated credit facilities by US$500 million and $500 million to US$2.0 billion and $3.0 billion, respectively, and extended the maturity from April 2022 and April 2023 to June 2024 and June 2025, respectively.

Effective March 5, 2021, the company terminated $2.8 billion of bilateral credit facilities as these credit facilities were no longer required. The terminated credit facilities had a two-year term and were entered into in March and April 2020 to ensure access to adequate financial resources in connection with the COVID-19 pandemic should they have been required.

A summary of available and unutilized credit facilities is as follows:

($ millions)	2021
Fully revolving and expires in 2025	3 000
Fully revolving and expires in 2024	2 531
Can be terminated at any time at the option of the lenders	1 420
Total credit facilities	6 951
Credit facilities supporting outstanding commercial paper	(1 284)
Credit facilities supporting standby letters of credit	(1 147)
Total unutilized credit facilities(1)	4 520

(1)	Available credit facilities for liquidity purposes at December 31, 2021 decreased to $4.247 billion, compared to $6.043 billion at December 31, 2020.